Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities
	December 31,
	2023	2022

Government authorities*	$1,271,046	$1,211,885
Professional fees	866,523	959,654
Grants received in advance	—	243,956
Provision for legal claims	42,183	43,477
Other	132,523	118,739

	$2,312,275	$2,577,711
*	Such amount for both December 31, 2023 and 2022 contains primarily liability to the IIA. See Note 8.a.1. for additional information.